                         SIMPSON THACHER & BARTLETT LLP

                              425 LEXINGTON AVENUE
                            NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000

                            FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
212-455-3189                                                  ETOLLEY@STBLAW.COM

                                             September 22, 2004

Via Federal Express and EDGAR

                           Re:      Nalco Holding Company
                                    Registration Statement on Form S-1
                                    File No.:  333-118583

Pamela Long
Assistant Director
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Dear Ms. Long:

         On behalf of Nalco Holding Company (the "Company"), we are writing to respond to the comments set forth in the comment letter of the staff of the
Securities and Exchange Commission (the "Staff") dated September 13, 2004 (the
"comment letter") relating to the above-referenced Registration Statement on
Form S-1 filed on August 26, 2004 (the "Registration Statement"). We have also revised the Registration Statement in response to the Staff's comments and are filing concurrently with this letter Amendment No. 1 to the Registration
Statement ("Amendment No. 1"), which reflects these revisions and updates a limited amount of other information.

         For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 1.

Securities and Exchange Commission
September 22, 2004

GENERAL
-------

1.       All exhibits are subject to our review. Accordingly, please file or submit all of your exhibits with your next amendment, or as soon as possible. In particular, please provide us with Exhibit 5.1. Understand that we will need adequate time to review these materials before accelerating effectiveness.

         The Company is aware that the Staff will need adequate time to review the exhibits before accelerating effectiveness of the Registration
         Statement and plans to file all outstanding exhibits in the near future.

2.       Complete all non-430A information in your next amendment, or as soon as possible, including the number of shares being offered and the price range. We may have additional comments based upon this information.

         The Company is still in the process of determining the number of shares to be offered and an appropriate price range, as well as a limited amount of other non-430A information, and as a result is not yet able to include this information in Amendment No. 1. The Company will include all non-430A information in future filings promptly after making such determinations.

USE OF PROCEEDS, PAGE 28
------------------------

3.       Please state the interest rate and maturity of the indebtedness you will repay with proceeds of this offering.

         The Company has added disclosure on page 29 clarifying the interest rate and maturity of the senior discount notes, which the Company intends to partially redeem with proceeds of the offering.

4.       Please clarify whether members of management and principal shareholders of the company as well as Goldman Sachs or its affiliates will receive proceeds of this offering... If not, please advise supplementally. We note that you intend to use a portion of the proceeds from this offering to pay a dividend to Nalco LLC, which is owned primarily by your "sponsor group". Please discuss Nalco LLC's plans for those proceeds.

         The Company has added disclosure on pages 29 and 103 clarifying that
         Nalco LLC intends to use the proceeds that it receives from the Company as a result of the offering to redeem units of Nalco LLC held by the
         Sponsors. The Company notes that members of management will not receive any proceeds from the offering. The Company has also included a cross-reference in "Use of Proceeds" on page 29 to "Principal
         Stockholder and Beneficial Owners."

Securities and Exchange Commission
September 22, 2004

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS - WARRANTS, PAGE 103
-------------------------------------------------------------------------

5.       Please disclose the price at which Nalco LLC will purchase shares from the company upon exercise of the Warrants. In addition, we note that the warrants will vest over time, upon your achievement of certain
         EBITDA targets and other specified events. However, it appears that the
         LLC will use these warrants to obtain shares necessary to repurchase class A units and vested units from, members of management. As it does not appear that management's ability to put units back to the LLC is contingent upon your meeting any EBITDA targets or other specified events, it is unclear how the terms of the warrants will enable the LLC to obtain these shares when they are needed. Please clarify.

         The Company has added disclosure on pages 22, 23, 107 and 124 clarifying that upon exercise of the warrants, Nalco LLC may purchase shares from the Company for $0.01 per share.

         The schedule on which the warrants become exercisable generally coincides with the vesting schedule for the units and, accordingly, shares sufficient to satisfy the exercise of management's put right should be available to Nalco LLC. The Company has added disclosure on pages 107 and 124 to clarify that certain classes of the units vest on an accelerated basis upon meeting EBITDA targets or upon other specified events, which are generally the same targets and events applicable to the warrant.

SHARES ELIGIBLE FOR FUTURE SALE, PAGE 121
-----------------------------------------

6.       Prior to effectiveness, indicate how many shares may be resold subject to Rule 144. Also state the number of shares that will be subject to the registration rights agreement.

         The Company will insert disclosure indicating how many shares may be sold subject to Rule 144 when it has determined the number of shares that will be outstanding after the offering. The Company has inserted blank spaces on pages 107 and 123 to indicate where this information will be inserted.

UNDERWRITING, PAGE 126
----------------------

7.       Indicate any current intentions to release shares subject to the lock-up agreement, and disclose what factors will be used in any determination to release those shares.

         Goldman, Sachs & Co. has advised the Company that it has no current intent or arrangement to release any of the shares subject to the lock-up agreements prior to the expiration of the lock-up period. There are no contractually specified conditions for the waiver of lock-up restrictions and any waiver is at the sole discretion of Goldman, Sachs
         & Co.

Securities and Exchange Commission
September 22, 2004

         Goldman, Sachs & Co. has further advised the Company that there are no specific criteria for the waiver of lock-up restrictions, and that it cannot in advance determine the circumstances under which a waiver might be granted. Any waiver will depend on the facts and circumstances existing at the time. Among the factors that Goldman, Sachs & Co. may consider in deciding whether to release shares may include the length of time before the lock-up expires, the number of shares involved, the reason for the requested release, market conditions, the trading price of the Company's common stock, historical trading volumes of the
         Company's common stock and whether the person seeking the release is an officer, director or affiliate of the Company. The prospectus has been revised to include the disclosure requested by the Staff. See page 128.

8.       Indicate the amount of shares that you have reserved for the directed share program, and please supplementally provide us with a copy of the materials that you sent or plan to send to directed share program participants. State whether or not the shares purchased as part of the directed share program will be subject to the lock-up agreement. Also, please supplementally confirm, if true, that:

               o    no offers were made prior to the filing of the registration statement;

               o    offers were made only with the prospectus; and

               o    no funds have been or will be committed or paid prior to
                    effectiveness of the registration statement.

Note that we may have additional comments upon review of your response.

         At the request of the Company, the underwriters intend to reserve up to
         5% of the shares of Common Stock for sale through a directed share program. When the Company determines the number of shares to be offered, it will disclose the number of shares to be reserved under the directed share program.

         Citigroup Global Markets Inc. will be administering the directed share program. Simultaneously with the filing of Amendment No. 1, the Company is supplementally providing the Staff with Citigroup Global Markets
         Inc.'s form of directed share program materials, which have previously been reviewed by Kristina S. Wyatt of the Staff.

         The directed share program materials will include a Lock-Up Agreement requiring each purchaser in the directed share program to agree that for a period of 25 days from the date of the Prospectus, such purchaser will not, without prior written consent of Citigroup Global Markets
         Inc., dispose of or hedge any shares of its common stock purchased in the directed share program. Each purchaser will be required to sign a
         Lock-Up Agreement and submit it to Citigroup Global Markets Inc. The purchasers in the directed share program will be subject to a similar form of Lock-Up Agreement (other than the length of the lock-up period)
         as the Company's executive officers, directors and stockholder and the beneficial owners of the Company's

Securities and Exchange Commission
September 22, 2004

         stockholder. However, the Lock-Up Agreement for the directed share participants will also contain the additional following language:

                  "The undersigned understands that this Lock-Up Agreement is irrevocable and shall be binding upon the undersigned's heirs, legal representatives, successors, and assigns. The
                  undersigned further understands that his or her Lock-Up
                  Agreement does not constitute an obligation on the part of the undersigned to purchase any shares of Common Stock or any
                  agreement by the Underwriters to sell any Securities to the undersigned."

         The Company supplementally advises the Staff that, in connection with the directed share program, no offers were made prior to the filing of the Registration Statement with the Staff on August 26, 2004, offers will be made only with a preliminary prospectus and no funds have been or will be committed or paid prior to the effectiveness of the
         Registration Statement.

9.       We note that a prospectus in electronic format may be made available online.

               o    Regarding the availability of the prospectus online:

                       o    Provide us also with copies of all information
                            concerning your company or prospectus that has
                            appeared online. If you subsequently enter into any
                            such arrangements, promptly supplement your
                            response.

                       o    Tell us whether you or the underwriters have any
                            arrangements with a third party to host or access
                            your preliminary prospectus online. If so, identify
                            the party and the website, describe the material
                            terms of your agreement, and provide us with a copy
                            of any written agreement.

               o    Regarding the placement of orders online:

                       o    Advise which of your underwriters, will engage in
                            any electronic offer, sale, or distribution of the
                            shares. Describe the procedures to be used to us
                            supplementally, or confirm that the Division's
                            Office of Chief Counsel has reviewed and approved
                            these procedures. If you become aware of any members
                            of an underwriting syndicate that your underwriters
                            may form that may engage in electronic offers,
                            sales, or distributions after you respond to this
                            comment, promptly supplement your response to
                            identify those members, and provide us with a
                            description of their procedures or a similar
                            confirmation. We may have additional comments upon
                            review of your response.

         Goldman, Sachs & Co. and UBS Securities LLC have informed the Company that they expect to post a copy of the preliminary prospectus on their websites in accordance with procedures previously reviewed by the
         Staff.

Securities and Exchange Commission
September 22, 2004

         Goldman, Sachs & Co., Citigroup Global Markets Inc. and UBS Securities
         LLC have informed the Company that they also expect to post the road show presentation and a copy of the preliminary prospectus through Net
         RoadShow, Inc. The internet address of Net RoadShow, Inc. is
         "www.netroadshow.com". Net RoadShow has informed Goldman, Sachs & Co.,
         Citigroup Global Markets Inc. and UBS Securities LLC that it will post the road show presentation and a copy of the preliminary prospectus in accordance with applicable no-action letters. Each of Goldman, Sachs &
         Co., Citigroup Global Markets Inc. and UBS Securities LLC has
         previously provided to the Staff copies of its agreement with Net
         RoadShow, Inc. None of the underwriters has yet posted any road show presentation or a copy of the preliminary prospectus on Net RoadShow, and none will do so prior to the circulation of a revised preliminary prospectus.

         The Company has been informed by Goldman, Sachs & Co. that it or its affiliates may engage in the electronic offer, sale or distribution of the shares and that any such activities will be conducted in accordance with procedures previously reviewed by the Staff. UBS Securities LLC has informed the Company that as a courtesy to certain of their customers to whom a preliminary prospectus will be sent, UBS Securities
         LLC and UBS Financial Services Inc., a selected dealer affiliated with
         UBS Securities LLC, may distribute preliminary prospectuses electronically to certain of their customers. UBS will not accept indications of interest, offers to purchase or confirm sales electronically except for the indications of interest accepted by UBS through its DealKey(SM) System (described in the next paragraph). To the extent distributed electronically, the preliminary prospectus will be in Adobe PDF format. No preliminary prospectus will be sent until a preliminary prospectus meeting the requirements of the Securities Act of 1933 has been prepared and filed with the Staff. UBS Securities LLC intends to make the preliminary prospectus available to certain of its customers through DealKey(SM), a section of UBS Securities LLC's website. UBS Securities LLC will accept indications of interest from those certain customers through DealKey(SM) but will not accept offers to purchase or confirm sales through any of its websites in connection with the offering. The DealKey(SM) section is separate from UBS
         Securities LLC's publicly available website as access to DealKey(SM) is password-protected. UBS Securities LLC customers may obtain password access to DealKey(SM) upon request. UBS Securities LLC currently limits access to DealKey(SM) in the United States to institutional customers that are "qualified institutional buyers" under Rule 144A. DealKey(SM)
         contains a listing of equity and equity-linked offerings, with each offering hyperlinked to an offering summary page. The offering summary page will contain only Rule 134 information pertaining to the offering and a hyperlink to the preliminary prospectus. The preliminary prospectus will be in Adobe PDF format, and a link will be available on the page to download the required viewer. We have been informed by UBS
         Securities LLC that the Staff has previously reviewed these procedures.

         In addition, in connection with the directed share program, Citigroup
         Global Markets Inc. will maintain a website that will allow participants based in the United States to participate in the directed share program through such website. The website is designed with specific encryption to make available to invited participants electronic versions of the preliminary prospectus. Participants may also use the website to complete

Securities and Exchange Commission
September 22, 2004

         documentation relating to the directed share program, to indicate their interest in the program and to confirm whether they want to purchase any of the shares that the Company may allocate to those participants who indicated interest in participating in the program.
         In order to help alleviate concerns that may be raised by any possible online distribution or posting of the preliminary prospectus on the web, the representatives will include in a communication to potential syndicate members language to the effect that:

                  "Online distribution of shares of Nalco Holding Company may only be made pursuant to procedures for such distributions previously reviewed by the Securities and Exchange Commission.
                  By accepting an allocation from us, you will be deemed to be representing that either (1) you are not making an online
                  distribution or (2) you are following procedures for online distribution previously reviewed by the Securities and
                  Exchange Commission."

         In addition, disclosure addressing potential online distributions is included on page 130.

         The Company knows only who may be invited to join the syndicate and will not know the final composition of the syndicate or the allocation of shares until after the registration statement is declared effective.
         The Company will supplement this response if it learns that any additional members of the underwriting syndicate may engage in electronic offers, sales or distributions.

Securities and Exchange Commission
September 22, 2004

                                  * * * * * * *

         We acknowledge your references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

         Please call me (212-455-3189) or Richard Fenyes (212-455-2812) of my
firm if you wish to discuss our responses to the comment letter.

                                           Very Truly Yours,

                                           /s/ Edward P. Tolley III

                                           Edward P. Tolley III